NATIONWIDE MUTUAL FUNDS
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (formerly, Nationwide BNY Mellon Disciplined Value Fund)
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide GQG US Quality Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund

Supplement dated September 6, 2024
to the Prospectus dated February 28, 2024

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Small Company Growth Fund

Effective immediately, the Prospectus is amended as follows:

1.	The table under the heading “Portfolio Management - Portfolio Managers” on page 45 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Keith A. Lee	Chief Executive Officer & Senior Portfolio Manager	Since 2012
Kempton M. Ingersol	Managing Director & Senior Portfolio Manager	Since 2012
Damien L. Davis, CFA	Managing Director, Chief Investment Officer & Senior Portfolio Manager	Since 2013
Daman C. Blakeney	Managing Director & Senior Portfolio Manager	Since 2018
Chaitanya Yaramada, CFA	Managing Director & Senior Portfolio Manager	Since 2019
Fujun Wu, CFA	Director, Portfolio Manager & Senior Analyst	Since 2024

2.	The information relating to the “Nationwide Small Company Growth Fund” on page 75 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund is team-managed. Keith A. Lee works with Kempton M. Ingersol, Daman C. Blakeney, Damien L. Davis, CFA, Chaitanya Yaramada, CFA, and Fujun Wu, CFA in the management of the Fund.

Mr. Lee, Chief Executive Officer and Senior Portfolio Manager, joined Brown Capital as a portfolio manager in 1991. He is also chairman of the Management Committee, which is the governing body of Brown Capital.

Mr. Ingersol, Managing Director and Senior Portfolio Manager, joined Brown Capital in 1999.

Mr. Blakeney, Managing Director and Senior Portfolio Manager, joined Brown Capital in 2008.

Mr. Davis, CFA, Managing Director, Chief Investment Officer and Senior Portfolio Manager, rejoined Brown Capital in 2010.

Ms. Yaramada, CFA, Managing Director and Senior Portfolio Manager, joined Brown Capital in 2019. Prior to joining Brown Capital, Ms. Yaramada was a technology analyst of Baird Equity Asset Management for ten years.

Ms. Wu, CFA, Director, Portfolio Manager and Senior Analyst, joined Brown Capital in October 2023. Before arriving at the firm, she held generalist portfolio manager or analyst positions at Jackson Square Partners, Aberdeen Standard Investments and Goldman Sachs Asset Management for ten years.

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